Note 2 - Going Concern Uncertainty	9 Months Ended
Sep. 30, 2015
Notes
Note 2 - Going Concern Uncertainty

NOTE 2 – Going Concern Uncertainty

The consolidated financial statements have been prepared on a “going concern” basis, which contemplates the realization of assets and liquidation of liabilities in a normal course of business.  As of September 30, 2015 (unaudited), the Company had cash and cash equivalents of $162,762 and working capital of $189,607.    For the nine months ended September 30, 2015 (unaudited) and for the year ended December 31, 2014, the Company had net losses of $3,632,902 and $26,642, respectively.  Based on capital on hand, the Company could continue operations for the next approximate one to two months. These factors raise substantial doubt as to the Company's ability to continue as a going concern.  The Company plans to improve its financial condition by raising capital through sales of shares of its common stock.  Also, the Company plans to pursue new customers to attain profitable operations.  The consolidated financial statements do not include any adjustments that might be necessary should the Company be unable to continue as a going concern.